May 4, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Thrivent AdvisorFlex Annuity 1933 Act File No. 333-229611 1940 Act File No. 811-21111
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify respecting the above-captioned registration statement on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please direct any comments or questions concerning the foregoing to me at (920) 628-2347.
Respectfully,
/s/Cynthia K. Mueller
Cynthia K. Mueller
Director, Senior Counsel